Cash, Cash Equivalents and Short-Term Investments	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Short-Term Investments
Cash, Cash Equivalents and Short-Term Investments
The following table presents cash, cash equivalents and available-for-sale investments for the periods presented (in thousands):

	As of June 30, 2012
	(unaudited)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair value
Cash and cash equivalents:
Cash and money market funds	$7,620	$—	$—	$7,620
Money market funds	7,501	—	—	7,501
Commercial paper	4,998	—	(2)	4,996
Total cash and cash equivalents	20,119	—	(2)	20,117

Short-Term Investments:
Commercial paper	48,921	—	(183)	48,738
Certificates of deposit	996	—	(1)	995
U.S. government and agency securities	9,996	—	(5)	9,991
Total short-term investments	59,913	—	(189)	59,724
Total cash, cash equivalents and short-term investments	$80,032	$—	$(191)	$79,841

At December 31, 2010 or 2011, the Company did not have any cash equivalents or short-term investments.